Federated Hermes Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2025
Effective July 23, 2025, Steven A. Chiavarone no longer serves as a portfolio manager of the Federated Hermes Global Allocation Fund (the “Fund”). Accordingly, please remove all references to Mr. Chiavarone from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information. The other members of the portfolio management team will continue to manage the Fund.
July 23, 2025

Federated Hermes Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457050 (7/25)
© 2025 Federated Hermes, Inc.